General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 6,692	$ 8,750
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	3,657	4,410
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	941	1,279
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	955	1,218
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	235	826
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	444	615
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	233	93
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 227	$ 309